Consolidated Balance Sheets - USD ($) shares in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 70,061,000	$ 70,200,000
Deposits Assets, Current	80,000,000	80,500,000
Accounts Receivable, after Allowance for Credit Loss, Current	156,150,000	152,979,000
Inventories	169,881,000	179,809,000
Prepaid expenses	10,616,000	7,630,000
Other current assets	20,923,000	21,843,000
Total current assets	507,631,000	512,961,000
Non-current assets
Property, plant and equipment, net	186,866,000	184,379,000
Goodwill	99,463,000	99,082,000
Other intangible assets, net	101,619,000	106,253,000
Operating lease right-of-use assets	31,097,000	32,169,000
Long-term investments	81,518,000	80,205,000
Other non-current assets	14,950,000	14,697,000
Total non-current assets	515,513,000	516,785,000
Total assets	1,023,144,000	1,029,746,000
Current liabilities
Accounts payable	38,032,000	44,977,000
Accrued expenses and other current liabilities	36,310,000	39,749,000
Employee related charges	34,905,000	29,206,000
Deferred revenues - short-term	51,897,000	46,347,000
Operating lease liabilities - short term	6,921,000	6,935,000
Total current liabilities	168,065,000	167,214,000
Non-current liabilities
Deferred revenues - long-term	20,138,000	19,057,000
Deferred income taxes	459,000	507,000
Operating lease liabilities - long term	24,363,000	25,155,000
Contingent consideration	5,089,000	4,933,000
Other non-current liabilities	20,189,000	19,889,000
Total non-current liabilities	70,238,000	69,541,000
Total liabilities	238,303,000	236,755,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	203,000	202,000
Treasury Stock, Value, Acquired, Cost Method	1,995,000	1,995,000
Additional paid-in capital	3,129,236,000	3,123,024,000
Accumulated other comprehensive loss	(9,340,000)	(8,031,000)
Accumulated deficit	(2,333,263,000)	(2,320,209,000)
Total equity	784,841,000	792,991,000
Total liabilities and equity	$ 1,023,144,000	$ 1,029,746,000
Shares, Outstanding	72,391	71,716
Shares, Issued	72,657	71,982
Treasury Stock, Common, Value	$ (1,995,000)	$ (1,995,000)